COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 02, 2016 lawsuit
COMMITMENTS AND CONTINGENCIES
Future operating lease obligations	$ 30.9		$ 34.3
Future purchase commitments	3,168.1		2,419.0
Commitments for capital expenditures	$ 1,253.9		$ 420.3
Compania Minera Maricunga ("CMM") | Other regulatory matters
COMMITMENTS AND CONTINGENCIES
Number of lawsuits | lawsuit				2
Estimated cost of PdR		$ 19.8